INTERIM CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 54,668	$ 72,262
Accounts receivable	53	11
Inventory	0	3,075
Other accounts receivable and prepaid expenses	6,404	7,158
Total current assets	61,125	82,506
NON-CURRENT ASSETS:
Non-current restricted cash	1,998	2,510
Other accounts receivable and prepaid expenses	2,421	3,091
Operating lease right-of-use assets	16,863	20,063
Property and equipment, net	7,135	22,110
Total non-current assets	28,417	47,774
TOTAL ASSETS	89,542	130,280
CURRENT LIABILITIES:
Short term loan	18,004	18,008
Trade payables	2,429	5,602
Other accounts payable and accrued expenses	10,538	7,966
Operating lease liabilities	4,184	4,607
Total current liabilities	35,155	36,183
NON-CURRENT LIABILITIES:
Warrants liability	2,611	41,150
Convertible promissory notes	3,841	14,758
Deferred tax liability	0	1,782
Operating lease liabilities	11,986	13,279
Total non-current liabilities	18,438	70,969
TOTAL LIABILITIES	53,593	107,152
Commitments and Contingent Liabilities (Note 8)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	1,008,153	971,018
Accumulated deficit	(972,204)	(947,890)
Total shareholders’ equity	35,949	23,128
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	89,542	130,280
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	0	0
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	$ 0	$ 0